Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party balances
	Relationship	Notes	As of December 31,
			2020	2021
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	2,529	35,872
Youxiang Group	(c)	(ii)	21,778	19,230
Others		(iii)	494	111
			24,801	55,213
	Relationship	Notes	As of December 31,
			2020	2021
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	67,669	20,159
Angela Bai	(a)	(v)	4,750	—
Guangdong Marketing Advertising Group	(e)	(vi)	18,667	12,280
Others			1,651	2,221
			92,737	34,660

(i)      Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.

(ii)     Amounts due from Youxiang Group are construction fee and rental deposits.

(iii)    Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.

(iv)    Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%

(v)      In August 2020, Angela Bai, spouse of Dr. Daqing Mao, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. As of December 31, 2021, all the loans from Angela Bai were paid off.

(vi)    Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.

Schedule of related party transactions
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	22,336	12,645	5,134
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	12,116	20,124	26,087
Guangdong Advertising Co., Ltd.	(d)	(iii)	117,796	77,046	45,528
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	3,531	3,668	5,106
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(v)	4,350	—	—
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(vi)	47,425	5	—
Guangdong Advertising Co., Ltd.	(d)	(vi)	2,871	1,081	1,929
Guangdong Advertising Marketing Group	(e)	(vi)	8,687	10,418	12,566
			For the Years Ended December 31,
	Relationship	Notes	2019	2020	2021
			RMB	RMB	RMB
Youxiang Group	(c)	(vii)	—	—	14,525

(i)      The amount represents rental expense for the operating lease to Youxiang Group.

(ii)     The amount represents consulting, construction and designing services provided to Youxiang Group.

(iii)    The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)    The amount represents property management services provided by Youxiang Group.

(v)      The amount represents promotion consulting expense provided by Xinjiang Xinzhongshuo Marketing Co., Ltd.

(vi)    The amount represents advertisement distribution services provided by these related parties.

(vii)   On July 28, 2021, the Group disposed of one of its subsidiaries, Beijing Ucommune Jingkai Technology Co., Ltd. to Youxiang Group with a consideration of RMB14,525, which was used to settlement the payables due to Youxiang Group. No gain or loss recognized as it is the transaction under common control.